OTHER INCOME (EXPENSE) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Other Income and Expenses [Abstract]
Interest Expense, Operating and Nonoperating			$ 33,000		$ 47,565
Loss On Writeoff Of Asset					22,145
Other Nonoperating Income (Expense)			$ 4,660		$ 192	$ 612